UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

Investor Class (ARYVX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.11%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076464

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

I Class (ARYNX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$44	0.91%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076456

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

Y Class (ARYYX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.76%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F844

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

A Class (ARYMX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$66	1.36%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076498

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

C Class (ARYTX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$103	2.11%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076480

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

R Class (ARYWX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$78	1.61%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076472

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

R5 Class (ARYGX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$44	0.91%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F851

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

R6 Class (ARYDX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.76%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076290

SEMIANNUAL SHAREHOLDER REPORT

Global Real Estate Fund

G Class (ACIWX)	April 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$832,205,131
Management Fees (dollars paid during the reporting period)	$1,848,578
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	66

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	United States	66%
Short-Term Investments	3.5%	Japan	8%
Other Assets and Liabilities	(1.9)%	Australia	8%
		United Kingdom	4%
		Singapore	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F612

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

Investor Class (REACX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.16%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076886

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

I Class (REAIX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.96%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076878

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

Y Class (ARYEX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.81%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F828

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

A Class (AREEX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.41%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076860

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

C Class (ARYCX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$105	2.16%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076555

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

R Class (AREWX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$81	1.66%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076548

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

R5 Class (ARREX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.96%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508F836

SEMIANNUAL SHAREHOLDER REPORT

Real Estate Fund

R6 Class (AREDX)	April 30, 2025

This semi-annual shareholder report contains important information about Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.81%

Fund Statistics
Net Assets	$593,360,968
Management Fees (dollars paid during the reporting period)	$3,228,224
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.1%	Health Care	18%
Short-Term Investments	2.1%	Residential	16%
Other Assets and Liabilities	(1.2)%	Telecommunications	14%
		Retail	13%
		Data Centers	11%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25076282

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

April 30, 2025

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)
G Class (ACIWX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Australia — 7.7%
Goodman Group	1,281,012	$24,523,483
Mirvac Group	6,818,635	9,946,015
Scentre Group	6,459,163	14,964,225
Stockland	4,253,436	14,947,576
		64,381,299
Belgium — 1.9%
Aedifica SA	101,319	8,109,156
Warehouses De Pauw CVA(1)	302,094	7,716,112
		15,825,268
Canada — 2.2%
Chartwell Retirement Residences	1,491,148	18,723,177
France — 1.1%
Unibail-Rodamco-Westfield	106,132	8,984,609
Hong Kong — 1.2%
Link REIT	2,127,579	9,961,017
India — 0.3%
Mindspace Business Parks REIT	462,963	2,111,592
Japan — 7.9%
Advance Residence Investment Corp.	5,257	5,416,848
Comforia Residential REIT, Inc.	1,628	3,164,860
Invincible Investment Corp.	7,114	2,940,272
Japan Hotel REIT Investment Corp.	5,287	2,614,475
Japan Metropolitan Fund Invest	12,477	8,313,167
Mitsui Fudosan Co. Ltd.	1,803,000	17,868,896
Nippon Accommodations Fund, Inc.	6,304	5,142,622
Orix JREIT, Inc.	6,461	8,137,470
Sumitomo Realty & Development Co. Ltd.	108,800	4,052,394
Tokyo Tatemono Co. Ltd.	471,000	8,444,238
		66,095,242
Netherlands — 1.1%
CTP NV(2)	487,732	9,161,088
Singapore — 3.2%
CapitaLand Integrated Commercial Trust	6,474,800	10,655,579
Frasers Centrepoint Trust(2)	3,791,600	6,568,572
Keppel DC REIT	5,453,900	9,023,175
		26,247,326
Spain — 1.5%
Cellnex Telecom SA	110,872	4,486,918
Merlin Properties Socimi SA(2)	700,142	7,939,801
		12,426,719
United Kingdom — 4.1%
Big Yellow Group PLC	441,682	5,946,310
British Land Co. PLC	2,618,428	13,775,180
UNITE Group PLC	1,240,658	14,253,951
		33,975,441
United States — 66.2%
Agree Realty Corp.	199,079	15,450,521
American Healthcare REIT, Inc.	234,779	7,578,666
American Homes 4 Rent, Class A	265,016	9,908,948

	Shares	Value
American Tower Corp.	21,913	$4,939,409
AvalonBay Communities, Inc.	70,753	14,856,715
Camden Property Trust	51,005	5,804,369
CareTrust REIT, Inc.	459,925	13,462,005
Cousins Properties, Inc.	164,728	4,536,609
CubeSmart	228,067	9,275,485
Digital Realty Trust, Inc.	158,414	25,431,784
EastGroup Properties, Inc.	69,362	11,335,138
Equinix, Inc.	57,467	49,464,720
Equity LifeStyle Properties, Inc.	74,984	4,857,464
Essential Properties Realty Trust, Inc.	316,756	10,190,041
Essex Property Trust, Inc.	59,507	16,611,379
Host Hotels & Resorts, Inc.	351,018	4,956,374
Invitation Homes, Inc.	522,158	17,852,582
Iron Mountain, Inc.	133,911	12,007,799
Kite Realty Group Trust	244,760	5,299,054
Mid-America Apartment Communities, Inc.	112,349	17,936,518
Prologis, Inc.	503,784	51,486,725
Public Storage	120,141	36,093,961
Regency Centers Corp.	216,981	15,661,689
Simon Property Group, Inc.	163,350	25,708,023
Smartstop Self Storage REIT, Inc.	107,939	3,792,976
STAG Industrial, Inc.	157,919	5,216,065
Sun Communities, Inc.	36,757	4,573,673
UDR, Inc.	242,153	10,141,368
Urban Edge Properties	393,439	7,109,443
Ventas, Inc.	524,360	36,747,149
VICI Properties, Inc.	889,023	28,466,516
Vornado Realty Trust	148,866	5,251,992
Welltower, Inc.	385,229	58,782,093
		550,787,253
TOTAL COMMON STOCKS (Cost $685,720,850)		818,680,031
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,419	36,419
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,468,957	14,468,957
		14,505,376
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $1,650,888), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $1,618,216)		1,618,022
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/27, valued at $13,200,960), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $12,943,567)		12,942,000
		14,560,022
TOTAL SHORT-TERM INVESTMENTS (Cost $29,065,398)		29,065,398
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $714,786,248)		847,745,429
OTHER ASSETS AND LIABILITIES — (1.9)%		(15,540,298)
TOTAL NET ASSETS — 100.0%		$832,205,131

SECTOR ALLOCATION
(as a % of net assets)
Health Care	17.2%
Retail	16.8%
Residential	15.7%
Industrial	13.1%
Diversified	10.3%
Data Centers	10.1%
Self Storage	6.6%
Gaming REITs	3.4%
Specialty	1.4%
Office	1.4%
Lodging/Resorts	1.3%
Telecommunications	1.1%
Short-Term Investments	3.5%
Other Assets and Liabilities	(1.9)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,012,177. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,922,885, which includes securities collateral of $4,453,928.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $700,317,291) — including $18,012,177 of securities on loan	$833,276,472
Investment made with cash collateral received for securities on loan, at value (cost of $14,468,957)	14,468,957
Total investment securities, at value (cost of $714,786,248)	847,745,429
Receivable for investments sold	1,302
Receivable for capital shares sold	230,755
Dividends and interest receivable	947,727
Securities lending receivable	2,665
Other assets	436
848,928,314

Liabilities
Payable for collateral received for securities on loan	14,468,957
Payable for investments purchased	1,779,875
Payable for capital shares redeemed	153,610
Accrued management fees	303,739
Distribution and service fees payable	1,974
Accrued foreign taxes	15,028
16,723,183

Net Assets	$832,205,131

Net Assets Consist of:
Capital (par value and paid-in surplus)	$764,131,661
Distributable earnings (loss)	68,073,470
$832,205,131

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$150,058,578	11,538,991	$13.00
I Class, $0.01 Par Value	$172,575,423	13,243,704	$13.03
Y Class, $0.01 Par Value	$46,585,125	3,572,745	$13.04
A Class, $0.01 Par Value	$2,549,913	196,577	$12.97
C Class, $0.01 Par Value	$694,524	53,968	$12.87
R Class, $0.01 Par Value	$2,311,568	178,434	$12.95
R5 Class, $0.01 Par Value	$29,096	2,233	$13.03
R6 Class, $0.01 Par Value	$25,184,656	1,933,652	$13.02
G Class, $0.01 Par Value	$432,216,248	33,137,950	$13.04
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.76 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $380,683)	$12,285,145
Interest	181,992
Securities lending, net	10,149
12,477,286

Expenses:
Management fees	3,522,992
Distribution and service fees:
A Class	3,280
C Class	3,729
R Class	5,451
Directors' fees and expenses	12,157
Other expenses	3,139
3,550,748
Fees waived - G Class	(1,674,414)
1,876,334

Net investment income (loss)	10,600,952

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(632,706)
Foreign currency translation transactions	(111,231)
(743,937)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(15,028))	(39,137,739)
Translation of assets and liabilities in foreign currencies	24,250
(39,113,489)

Net realized and unrealized gain (loss)	(39,857,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,256,474)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$10,600,952	$19,821,093
Net realized gain (loss)	(743,937)	36,439,845
Change in net unrealized appreciation (depreciation)	(39,113,489)	167,524,046
Net increase (decrease) in net assets resulting from operations	(29,256,474)	223,784,984

Distributions to Shareholders
From earnings:
Investor Class	(3,096,227)	(2,173,856)
I Class	(3,683,010)	(4,505,797)
Y Class	(1,155,478)	(456,520)
A Class	(47,008)	(55,222)
C Class	(8,697)	(4,241)
R Class	(33,434)	(30,936)
R5 Class	(323)	(403)
R6 Class	(457,752)	(379,542)
G Class	(14,644,568)	(16,199,796)
Decrease in net assets from distributions	(23,126,497)	(23,806,313)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	48,880,287	(24,833,382)

Net increase (decrease) in net assets	(3,502,684)	175,145,289

Net Assets
Beginning of period	835,707,815	660,562,526
End of period	$832,205,131	$835,707,815

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$14,468,957	—	—	—	$14,468,957
Gross amount of recognized liabilities for securities lending transactions					$14,468,957
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 36% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%	0.00%(1)
(1)Effective annual management fee before waiver was 0.76%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 were $608,801,559 and $583,713,275, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	2,581,694	$35,466,870	3,576,984	$43,796,053
Issued in reinvestment of distributions	232,680	3,087,667	176,989	2,162,809
Redeemed	(526,367)	(6,851,623)	(1,849,938)	(22,903,440)
	2,288,007	31,702,914	1,904,035	23,055,422
I Class/Shares Authorized	80,000,000		80,000,000
Sold	2,313,991	30,070,278	4,657,349	58,296,398
Issued in reinvestment of distributions	276,650	3,676,672	367,581	4,495,516
Redeemed	(1,382,045)	(17,784,102)	(6,609,790)	(80,214,609)
	1,208,596	15,962,848	(1,584,860)	(17,422,695)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	333,700	4,371,234	2,766,620	33,866,021
Issued in reinvestment of distributions	86,943	1,155,478	37,328	456,520
Redeemed	(477,196)	(6,344,262)	(458,730)	(5,911,749)
	(56,553)	(817,550)	2,345,218	28,410,792
A Class/Shares Authorized	20,000,000		20,000,000
Sold	36,957	480,687	48,068	606,289
Issued in reinvestment of distributions	3,398	45,019	4,235	51,669
Redeemed	(35,415)	(459,205)	(68,313)	(826,998)
	4,940	66,501	(16,010)	(169,040)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	10,925	147,225	44,302	536,611
Issued in reinvestment of distributions	659	8,687	350	4,241
Redeemed	(14,872)	(191,844)	(12,842)	(155,236)
	(3,288)	(35,932)	31,810	385,616
R Class/Shares Authorized	20,000,000		20,000,000
Sold	57,578	756,088	71,197	896,464
Issued in reinvestment of distributions	2,525	33,427	2,538	30,936
Redeemed	(32,605)	(420,876)	(46,367)	(595,194)
	27,498	368,639	27,368	332,206
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	1,147	15,207	537	6,322
Issued in reinvestment of distributions	24	323	33	403
Redeemed	(1)	(13)	(315)	(3,893)
	1,170	15,517	255	2,832
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	787,730	10,334,593	561,823	7,096,786
Issued in reinvestment of distributions	34,495	457,752	31,059	379,542
Redeemed	(227,398)	(2,982,878)	(339,862)	(4,240,419)
	594,827	7,809,467	253,020	3,235,909
G Class/Shares Authorized	345,000,000		345,000,000
Sold	1,758,638	24,036,398	4,772,971	59,605,570
Issued in reinvestment of distributions	1,104,417	14,644,568	1,327,852	16,199,796
Redeemed	(3,408,749)	(44,873,083)	(10,625,033)	(138,469,790)
	(545,694)	(6,192,117)	(4,524,210)	(62,664,424)
Net increase (decrease)	3,519,503	$48,880,287	(1,563,374)	$(24,833,382)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$64,381,299	—
Belgium	—	15,825,268	—
Canada	—	18,723,177	—
France	—	8,984,609	—
Hong Kong	—	9,961,017	—
India	—	2,111,592	—
Japan	—	66,095,242	—
Netherlands	—	9,161,088	—
Singapore	—	26,247,326	—
Spain	—	12,426,719	—
United Kingdom	—	33,975,441	—
Other Countries	$550,787,253	—	—
Short-Term Investments	14,505,376	14,560,022	—
	$565,292,629	$282,452,800	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$734,968,985
Gross tax appreciation of investments	$117,271,918
Gross tax depreciation of investments	(4,495,474)
Net tax appreciation (depreciation) of investments	$112,776,444

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2024, the fund had accumulated short-term capital losses of $(52,403,073) and accumulated long-term capital losses of $(1,158,890), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$13.77	0.13	(0.62)	(0.49)	(0.28)	—	—	(0.28)	$13.00	(3.62)%	1.11%	1.11%	1.91%	1.91%	70%	$150,059
2024	$10.61	0.22	3.25	3.47	(0.31)	—	—	(0.31)	$13.77	33.04%	1.12%	1.12%	1.81%	1.81%	130%	$127,409
2023	$10.90	0.25	(0.54)	(0.29)	—	—	—	—	$10.61	(2.75)%	1.11%	1.12%	2.17%	2.16%	132%	$77,939
2022	$16.20	0.15	(3.40)	(3.25)	(0.89)	(0.89)	(0.27)	(2.05)	$10.90	(23.17)%	1.11%	1.12%	1.23%	1.22%	143%	$72,710
2021	$11.76	0.28	4.29	4.57	(0.13)	—	—	(0.13)	$16.20	39.15%	1.11%	1.12%	1.89%	1.88%	150%	$38,701
2020	$13.93	0.14	(1.73)	(1.59)	(0.44)	(0.14)	—	(0.58)	$11.76	(11.78)%	1.11%	1.12%	1.23%	1.22%	147%	$19,760
I Class
2025(3)	$13.81	0.14	(0.62)	(0.48)	(0.30)	—	—	(0.30)	$13.03	(3.49)%	0.91%	0.91%	2.11%	2.11%	70%	$172,575
2024	$10.64	0.25	3.25	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$166,247
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$144,904
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$61,072
2021	$11.77	0.31	4.29	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$47,539
2020	$13.94	0.18	(1.74)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.58)%	0.91%	0.92%	1.43%	1.42%	147%	$24,484
Y Class
2025(3)	$13.83	0.15	(0.62)	(0.47)	(0.32)	—	—	(0.32)	$13.04	(3.41)%	0.76%	0.76%	2.26%	2.26%	70%	$46,585
2024	$10.65	0.24	3.29	3.53	(0.35)	—	—	(0.35)	$13.83	33.58%	0.77%	0.77%	2.16%	2.16%	130%	$50,203
2023	$10.93	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.65	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$13,680
2022	$16.23	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.93	(22.90)%	0.76%	0.77%	1.58%	1.57%	143%	$13,704
2021	$11.78	0.31	4.31	4.62	(0.17)	—	—	(0.17)	$16.23	39.66%	0.76%	0.77%	2.24%	2.23%	150%	$47,389
2020	$13.95	0.20	(1.74)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.78	(11.44)%	0.76%	0.77%	1.58%	1.57%	147%	$42,044
A Class
2025(3)	$13.72	0.11	(0.62)	(0.51)	(0.24)	—	—	(0.24)	$12.97	(3.73)%	1.36%	1.36%	1.66%	1.66%	70%	$2,550
2024	$10.57	0.20	3.23	3.43	(0.28)	—	—	(0.28)	$13.72	32.73%	1.37%	1.37%	1.56%	1.56%	130%	$2,629
2023	$10.89	0.22	(0.54)	(0.32)	—	—	—	—	$10.57	(2.94)%	1.36%	1.37%	1.92%	1.91%	132%	$2,194
2022	$16.18	0.10	(3.38)	(3.28)	(0.84)	(0.89)	(0.28)	(2.01)	$10.89	(23.41)%	1.36%	1.37%	0.98%	0.97%	143%	$2,280
2021	$11.74	0.25	4.29	4.54	(0.10)	—	—	(0.10)	$16.18	38.86%	1.36%	1.37%	1.64%	1.63%	150%	$2,773
2020	$13.91	0.12	(1.75)	(1.63)	(0.40)	(0.14)	—	(0.54)	$11.74	(12.03)%	1.36%	1.37%	0.98%	0.97%	147%	$1,466

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$13.56	0.06	(0.61)	(0.55)	(0.14)	—	—	(0.14)	$12.87	(4.07)%	2.11%	2.11%	0.91%	0.91%	70%	$695
2024	$10.44	0.10	3.20	3.30	(0.18)	—	—	(0.18)	$13.56	31.84%	2.12%	2.12%	0.81%	0.81%	130%	$776
2023	$10.84	0.13	(0.53)	(0.40)	—	—	—	—	$10.44	(3.78)%	2.11%	2.12%	1.17%	1.16%	132%	$266
2022	$16.11	—	(3.39)	(3.39)	(0.67)	(0.89)	(0.32)	(1.88)	$10.84	(23.94)%	2.11%	2.12%	0.23%	0.22%	143%	$405
2021	$11.69	0.08	4.34	4.42	—	—	—	—	$16.11	37.81%	2.11%	2.12%	0.89%	0.88%	150%	$699
2020	$13.84	0.02	(1.73)	(1.71)	(0.30)	(0.14)	—	(0.44)	$11.69	(12.63)%	2.11%	2.12%	0.23%	0.22%	147%	$1,080
R Class
2025(3)	$13.69	0.09	(0.62)	(0.53)	(0.21)	—	—	(0.21)	$12.95	(3.84)%	1.61%	1.61%	1.41%	1.41%	70%	$2,312
2024	$10.54	0.16	3.23	3.39	(0.24)	—	—	(0.24)	$13.69	32.39%	1.62%	1.62%	1.31%	1.31%	130%	$2,066
2023	$10.89	0.19	(0.54)	(0.35)	—	—	—	—	$10.54	(3.21)%	1.61%	1.62%	1.67%	1.66%	132%	$1,303
2022	$16.17	0.07	(3.39)	(3.32)	(0.78)	(0.89)	(0.29)	(1.96)	$10.89	(23.61)%	1.61%	1.62%	0.73%	0.72%	143%	$1,225
2021	$11.74	0.22	4.27	4.49	(0.06)	—	—	(0.06)	$16.17	38.51%	1.61%	1.62%	1.39%	1.38%	150%	$1,138
2020	$13.90	0.09	(1.74)	(1.65)	(0.37)	(0.14)	—	(0.51)	$11.74	(12.19)%	1.61%	1.62%	0.73%	0.72%	147%	$437
R5 Class
2025(3)	$13.81	0.14	(0.62)	(0.48)	(0.30)	—	—	(0.30)	$13.03	(3.49)%	0.91%	0.91%	2.11%	2.11%	70%	$29
2024	$10.64	0.26	3.24	3.50	(0.33)	—	—	(0.33)	$13.81	33.31%	0.92%	0.92%	2.01%	2.01%	130%	$15
2023	$10.91	0.27	(0.54)	(0.27)	—	—	—	—	$10.64	(2.47)%	0.91%	0.92%	2.37%	2.36%	132%	$9
2022	$16.21	0.17	(3.39)	(3.22)	(0.93)	(0.89)	(0.26)	(2.08)	$10.91	(23.06)%	0.91%	0.92%	1.43%	1.42%	143%	$6
2021	$11.77	0.29	4.31	4.60	(0.16)	—	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$8
2020	$13.94	0.17	(1.73)	(1.56)	(0.47)	(0.14)	—	(0.61)	$11.77	(11.59)%	0.91%	0.92%	1.43%	1.42%	147%	$6
R6 Class
2025(3)	$13.82	0.14	(0.62)	(0.48)	(0.32)	—	—	(0.32)	$13.02	(3.42)%	0.76%	0.76%	2.26%	2.26%	70%	$25,185
2024	$10.64	0.27	3.26	3.53	(0.35)	—	—	(0.35)	$13.82	33.51%	0.77%	0.77%	2.16%	2.16%	130%	$18,500
2023	$10.92	0.29	(0.56)	(0.27)	(0.01)	—	—	(0.01)	$10.64	(2.44)%	0.76%	0.77%	2.52%	2.51%	132%	$11,555
2022	$16.22	0.19	(3.39)	(3.20)	(0.95)	(0.89)	(0.26)	(2.10)	$10.92	(22.91)%	0.76%	0.77%	1.58%	1.57%	143%	$8,878
2021	$11.77	0.33	4.29	4.62	(0.17)	—	—	(0.17)	$16.22	39.69%	0.76%	0.77%	2.24%	2.23%	150%	$5,339
2020	$13.94	0.19	(1.73)	(1.54)	(0.49)	(0.14)	—	(0.63)	$11.77	(11.45)%	0.76%	0.77%	1.58%	1.57%	147%	$2,809
G Class
2025(3)	$13.89	0.20	(0.62)	(0.42)	(0.43)	—	—	(0.43)	$13.04	(3.09)%	0.00%	0.76%	3.02%	2.26%	70%	$432,216
2024	$10.70	0.37	3.26	3.63	(0.44)	—	—	(0.44)	$13.89	34.54%	0.01%	0.77%	2.92%	2.16%	130%	$467,862
2023	$10.97	0.38	(0.55)	(0.17)	(0.10)	—	—	(0.10)	$10.70	(1.60)%	0.01%	0.77%	3.27%	2.51%	132%	$408,713
2022(4)	$14.27	0.19	(2.70)	(2.51)	(0.54)	—	(0.25)	(0.79)	$10.97	(18.96)%	0.01%	0.77%	2.45%	1.69%	143%(5)	$386,976

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders of Global Real Estate Fund (the “Fund”) was held on February 27, 2025, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To reclassify the Fund from “diversified” to “non-diversified” under the Investment Company Act of 1940:

For:	$533,509,563
Against:	$21,645,032
Abstain:	$14,093,433
Broker non-votes:	N/A

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Data Centers — 10.6%
Digital Realty Trust, Inc.	143,950	$23,109,733
Equinix, Inc.	46,581	40,094,596
		63,204,329
Gaming REITs — 4.3%
VICI Properties, Inc.	788,548	25,249,307
Health Care — 17.6%
American Healthcare REIT, Inc.	214,419	6,921,445
CareTrust REIT, Inc.	388,240	11,363,785
Ventas, Inc.	445,176	31,197,934
Welltower, Inc.	360,459	55,002,439
		104,485,603
Industrial — 10.6%
EastGroup Properties, Inc.	83,601	13,662,076
Prologis, Inc.	437,925	44,755,935
STAG Industrial, Inc.	140,580	4,643,357
		63,061,368
Lodging/Resorts — 0.9%
Host Hotels & Resorts, Inc.	388,221	5,481,680
Office — 1.9%
Cousins Properties, Inc.	153,049	4,214,969
Vornado Realty Trust	193,713	6,834,195
		11,049,164
Residential — 15.7%
American Homes 4 Rent, Class A	237,280	8,871,899
AvalonBay Communities, Inc.	62,059	13,031,149
Camden Property Trust	38,495	4,380,731
Equity LifeStyle Properties, Inc.	78,810	5,105,312
Essex Property Trust, Inc.	56,410	15,746,851
Invitation Homes, Inc.	475,046	16,241,823
Mid-America Apartment Communities, Inc.	102,319	16,335,228
Sun Communities, Inc.	36,615	4,556,004
UDR, Inc.	216,004	9,046,248
		93,315,245
Retail — 12.6%
Agree Realty Corp.(1)	228,509	17,734,583
Essential Properties Realty Trust, Inc.	274,628	8,834,783
Kite Realty Group Trust	284,661	6,162,911
Regency Centers Corp.	214,183	15,459,729
Simon Property Group, Inc.	133,753	21,050,047
Urban Edge Properties	309,082	5,585,112
		74,827,165
Self Storage — 8.3%
CubeSmart	189,680	7,714,286
Extra Space Storage, Inc.	54,356	7,964,241
Public Storage	102,143	30,686,821
Smartstop Self Storage REIT, Inc.	77,761	2,732,522
		49,097,870
Specialty — 1.7%
Iron Mountain, Inc.	111,723	10,018,201
2

	Shares	Value
Telecommunications — 14.0%
American Tower Corp.	247,169	$55,714,364
Crown Castle, Inc.	177,297	18,750,931
SBA Communications Corp.	35,409	8,618,551
		83,083,846
Timberland REITs — 0.9%
PotlatchDeltic Corp.	134,895	5,178,619
TOTAL COMMON STOCKS (Cost $466,152,473)		588,052,397
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,271	16,271
State Street Navigator Securities Lending Government Money Market Portfolio(2)	6,186,097	6,186,097
		6,202,368
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $736,664), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $722,086)		721,999
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 4/30/27, valued at $5,890,504), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $5,775,699)		5,775,000
		6,496,999
TOTAL SHORT-TERM INVESTMENTS (Cost $12,699,367)		12,699,367
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $478,851,840)		600,751,764
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,390,796)
TOTAL NET ASSETS — 100.0%		$593,360,968

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,058,081. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,186,097.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $472,665,743) — including $6,058,081 of securities on loan	$594,565,667
Investment made with cash collateral received for securities on loan, at value (cost of $6,186,097)	6,186,097
Total investment securities, at value (cost of $478,851,840)	600,751,764
Receivable for investments sold	3,207,986
Receivable for capital shares sold	317,840
Dividends and interest receivable	87,015
Securities lending receivable	322
604,364,927

Liabilities
Payable for collateral received for securities on loan	6,186,097
Payable for investments purchased	3,550,399
Payable for capital shares redeemed	787,260
Accrued management fees	471,072
Distribution and service fees payable	9,131
11,003,959

Net Assets	$593,360,968

Net Assets Consist of:
Capital (par value and paid-in surplus)	$497,877,468
Distributable earnings (loss)	95,483,500
$593,360,968

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$276,378,039	10,530,839	$26.24
I Class, $0.01 Par Value	$52,616,134	1,996,606	$26.35
Y Class, $0.01 Par Value	$14,382,438	545,889	$26.35
A Class, $0.01 Par Value	$18,302,957	698,663	$26.20
C Class, $0.01 Par Value	$611,829	24,257	$25.22
R Class, $0.01 Par Value	$12,499,471	482,274	$25.92
R5 Class, $0.01 Par Value	$99,631	3,780	$26.36
R6 Class, $0.01 Par Value	$218,470,469	8,293,037	$26.34
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $27.80 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$9,849,911
Interest	121,180
Securities lending, net	3,012
9,974,103

Expenses:
Management fees	3,228,224
Distribution and service fees:
A Class	23,786
C Class	3,845
R Class	31,065
Directors' fees and expenses	9,758
Other expenses	32,340
3,329,018

Net investment income (loss)	6,645,085

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	21,249,302

Change in net unrealized appreciation (depreciation) on investments	(55,017,278)

Net realized and unrealized gain (loss)	(33,767,976)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,122,891)

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$6,645,085	$14,125,422
Net realized gain (loss)	21,249,302	20,480,217
Change in net unrealized appreciation (depreciation)	(55,017,278)	156,814,703
Net increase (decrease) in net assets resulting from operations	(27,122,891)	191,420,342

Distributions to Shareholders
From earnings:
Investor Class	(2,548,293)	(5,497,199)
I Class	(546,703)	(1,636,279)
Y Class	(176,736)	(3,013)
A Class	(147,061)	(360,693)
C Class	(3,071)	(9,315)
R Class	(79,230)	(165,330)
R5 Class	(1,054)	(6,860)
R6 Class	(2,883,478)	(6,484,520)
From tax return of capital:
Investor Class	—	(250,981)
I Class	—	(73,067)
Y Class	—	(134)
A Class	—	(16,140)
C Class	—	(393)
R Class	—	(7,673)
R5 Class	—	(102)
R6 Class	—	(306,406)
Decrease in net assets from distributions	(6,385,626)	(14,818,105)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(89,185,856)	(64,079,771)

Net increase (decrease) in net assets	(122,694,373)	112,522,466

Net Assets
Beginning of period	716,055,341	603,532,875
End of period	$593,360,968	$716,055,341

See Notes to Financial Statements.
6

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily
7

basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,186,097	—	—	—	$6,186,097
Gross amount of recognized liabilities for securities lending transactions					$6,186,097
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).
8

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.15%	1.15%
I Class	0.80% to 0.95%	0.95%
Y Class	0.65% to 0.80%	0.80%
A Class	1.00% to 1.15%	1.15%
C Class	1.00% to 1.15%	1.15%
R Class	1.00% to 1.15%	1.15%
R5 Class	0.80% to 0.95%	0.95%
R6 Class	0.65% to 0.80%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 were $394,591,954 and $484,332,090, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	454,432	$12,195,209	922,855	$22,600,762
Issued in reinvestment of distributions	92,892	2,484,903	223,757	5,609,852
Redeemed	(835,429)	(22,230,373)	(2,273,824)	(55,579,874)
	(288,105)	(7,550,261)	(1,127,212)	(27,369,260)
I Class/Shares Authorized	55,000,000		55,000,000
Sold	105,629	2,838,931	344,185	8,379,741
Issued in reinvestment of distributions	20,339	546,286	50,541	1,271,228
Redeemed	(226,226)	(6,040,045)	(1,846,638)	(47,477,176)
	(100,258)	(2,654,828)	(1,451,912)	(37,826,207)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	24,551	659,370	675,335	19,007,300
Issued in reinvestment of distributions	26	701	106	2,633
Redeemed	(156,156)	(4,203,142)	(3,875)	(96,258)
	(131,579)	(3,543,071)	671,566	18,913,675
A Class/Shares Authorized	20,000,000		20,000,000
Sold	35,740	955,518	84,026	2,072,342
Issued in reinvestment of distributions	5,337	142,614	14,543	363,107
Redeemed	(92,359)	(2,443,663)	(288,528)	(7,196,390)
	(51,282)	(1,345,531)	(189,959)	(4,760,941)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	741	19,041	8,858	217,535
Issued in reinvestment of distributions	119	3,071	405	9,708
Redeemed	(11,734)	(301,629)	(21,371)	(505,702)
	(10,874)	(279,517)	(12,108)	(278,459)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	81,461	2,119,852	134,194	3,274,575
Issued in reinvestment of distributions	2,996	79,227	6,982	172,729
Redeemed	(65,809)	(1,719,664)	(132,690)	(3,308,025)
	18,648	479,415	8,486	139,279
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	835	22,920	4,931	118,989
Issued in reinvestment of distributions	39	1,054	279	6,962
Redeemed	(1,458)	(40,348)	(36,654)	(866,080)
	(584)	(16,374)	(31,444)	(740,129)
R6 Class/Shares Authorized	170,000,000		170,000,000
Sold	1,668,772	44,596,049	2,566,250	63,327,672
Issued in reinvestment of distributions	104,302	2,804,733	262,755	6,621,867
Redeemed	(4,581,876)	(121,676,471)	(3,256,653)	(82,107,268)
	(2,808,802)	(74,275,689)	(427,648)	(12,157,729)
Net increase (decrease)	(3,372,836)	$(89,185,856)	(2,560,231)	$(64,079,771)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

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•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$588,052,397	—	—
Short-Term Investments	6,202,368	$6,496,999	—
	$594,254,765	$6,496,999	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$500,200,168
Gross tax appreciation of investments	$105,855,733
Gross tax depreciation of investments	(5,304,137)
Net tax appreciation (depreciation) of investments	$100,551,596

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2024, the fund had accumulated short-term capital losses of $(20,591,819), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
11

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$27.55	0.25	(1.32)	(1.07)	(0.24)	—	—	(0.24)	$26.24	(3.87)%	1.16%	1.86%	60%	$276,378
2024	$21.13	0.48	6.44	6.92	(0.48)	—	(0.02)	(0.50)	$27.55	32.98%	1.15%	1.94%	96%	$298,037
2023	$24.80	0.50	(1.58)	(1.08)	(0.52)	(2.02)	(0.05)	(2.59)	$21.13	(5.03)%	1.15%	2.13%	117%	$252,479
2022	$34.39	0.26	(5.90)	(5.64)	(0.56)	(3.39)	—	(3.95)	$24.80	(18.82)%	1.15%	0.86%	127%	$299,405
2021	$24.39	0.33	10.16	10.49	(0.49)	—	—	(0.49)	$34.39	43.35%	1.15%	1.09%	127%	$416,961
2020	$33.09	0.37	(6.53)	(6.16)	(0.38)	(1.95)	(0.21)	(2.54)	$24.39	(19.76)%	1.16%	1.35%	129%	$318,437
I Class
2025(3)	$27.66	0.27	(1.31)	(1.04)	(0.27)	—	—	(0.27)	$26.35	(3.76)%	0.96%	2.06%	60%	$52,616
2024	$21.22	0.53	6.46	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.19%	0.95%	2.14%	96%	$58,002
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$75,305
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$134,733
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$192,535
2020	$33.18	0.41	(6.52)	(6.11)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$144,369
Y Class
2025(3)	$27.66	0.29	(1.31)	(1.02)	(0.29)	—	—	(0.29)	$26.35	(3.68)%	0.81%	2.21%	60%	$14,382
2024	$21.22	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.66	33.39%	0.80%	2.29%	96%	$18,738
2023	$24.88	0.67	(1.66)	(0.99)	(0.59)	(2.02)	(0.06)	(2.67)	$21.22	(4.64)%	0.80%	2.48%	117%	$125
2022	$34.50	0.36	(5.93)	(5.57)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$246
2021	$24.46	0.44	10.20	10.64	(0.60)	—	—	(0.60)	$34.50	43.84%	0.80%	1.44%	127%	$442
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.50)%	0.81%	1.70%	129%	$311
A Class
2025(3)	$27.50	0.21	(1.31)	(1.10)	(0.20)	—	—	(0.20)	$26.20	(3.97)%	1.41%	1.61%	60%	$18,303
2024	$21.10	0.42	6.42	6.84	(0.42)	—	(0.02)	(0.44)	$27.50	32.60%	1.40%	1.69%	96%	$20,620
2023	$24.75	0.43	(1.55)	(1.12)	(0.46)	(2.02)	(0.05)	(2.53)	$21.10	(5.20)%	1.40%	1.88%	117%	$19,828
2022	$34.34	0.18	(5.90)	(5.72)	(0.48)	(3.39)	—	(3.87)	$24.75	(19.03)%	1.40%	0.61%	127%	$24,243
2021	$24.35	0.26	10.15	10.41	(0.42)	—	—	(0.42)	$34.34	42.98%	1.40%	0.84%	127%	$35,997
2020	$33.04	0.29	(6.51)	(6.22)	(0.34)	(1.95)	(0.18)	(2.47)	$24.35	(19.96)%	1.41%	1.10%	129%	$32,180

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$26.47	0.10	(1.25)	(1.15)	(0.10)	—	—	(0.10)	$25.22	(4.36)%	2.16%	0.86%	60%	$612
2024	$20.32	0.22	6.18	6.40	(0.24)	—	(0.01)	(0.25)	$26.47	31.64%	2.15%	0.94%	96%	$930
2023	$23.92	0.25	(1.50)	(1.25)	(0.30)	(2.02)	(0.03)	(2.35)	$20.32	(5.92)%	2.15%	1.13%	117%	$960
2022	$33.30	(0.05)	(5.68)	(5.73)	(0.26)	(3.39)	—	(3.65)	$23.92	(19.65)%	2.15%	(0.14)%	127%	$1,606
2021	$23.62	0.03	9.84	9.87	(0.19)	—	—	(0.19)	$33.30	41.93%	2.15%	0.09%	127%	$2,360
2020	$32.12	0.09	(6.32)	(6.23)	(0.23)	(1.95)	(0.09)	(2.27)	$23.62	(20.56)%	2.16%	0.35%	129%	$2,883
R Class
2025(3)	$27.20	0.18	(1.29)	(1.11)	(0.17)	—	—	(0.17)	$25.92	(4.10)%	1.66%	1.36%	60%	$12,499
2024	$20.87	0.35	6.36	6.71	(0.36)	—	(0.02)	(0.38)	$27.20	32.33%	1.65%	1.44%	96%	$12,612
2023	$24.52	0.37	(1.55)	(1.18)	(0.41)	(2.02)	(0.04)	(2.47)	$20.87	(5.50)%	1.65%	1.63%	117%	$9,501
2022	$34.05	0.11	(5.84)	(5.73)	(0.41)	(3.39)	—	(3.80)	$24.52	(19.22)%	1.65%	0.36%	127%	$10,137
2021	$24.15	0.18	10.06	10.24	(0.34)	—	—	(0.34)	$34.05	42.60%	1.65%	0.59%	127%	$12,434
2020	$32.78	0.23	(6.46)	(6.23)	(0.30)	(1.95)	(0.15)	(2.40)	$24.15	(20.16)%	1.66%	0.85%	129%	$8,026
R5 Class
2025(3)	$27.66	0.26	(1.29)	(1.03)	(0.27)	—	—	(0.27)	$26.36	(3.75)%	0.96%	2.06%	60%	$100
2024	$21.22	0.60	6.39	6.99	(0.53)	—	(0.02)	(0.55)	$27.66	33.24%	0.95%	2.14%	96%	$121
2023	$24.89	0.54	(1.58)	(1.04)	(0.55)	(2.02)	(0.06)	(2.63)	$21.22	(4.82)%	0.95%	2.33%	117%	$760
2022	$34.50	0.32	(5.92)	(5.60)	(0.62)	(3.39)	—	(4.01)	$24.89	(18.65)%	0.95%	1.06%	127%	$765
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$1,004
2020	$33.19	0.41	(6.53)	(6.12)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$784
R6 Class
2025(3)	$27.65	0.29	(1.31)	(1.02)	(0.29)	—	—	(0.29)	$26.34	(3.72)%	0.81%	2.21%	60%	$218,470
2024	$21.21	0.57	6.46	7.03	(0.56)	—	(0.03)	(0.59)	$27.65	33.46%	0.80%	2.29%	96%	$306,995
2023	$24.88	0.58	(1.58)	(1.00)	(0.59)	(2.02)	(0.06)	(2.67)	$21.21	(4.68)%	0.80%	2.48%	117%	$244,574
2022	$34.49	0.36	(5.92)	(5.56)	(0.66)	(3.39)	—	(4.05)	$24.88	(18.54)%	0.80%	1.21%	127%	$267,788
2021	$24.46	0.43	10.20	10.63	(0.60)	—	—	(0.60)	$34.49	43.84%	0.80%	1.44%	127%	$360,180
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.48)%	0.81%	1.70%	129%	$218,505

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 2506

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)     The proxy disclosures are included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 27, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2025